Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development Expenses [Abstract]
Schedule of research and development expenses
	2022	2021	2020
Salaries	$427,525	$347,434	$224,691
Contract services and supplies	409,149	541,055	303,494
Utility	2,025	1,777	775
Design cost	46,651	-	-
Depreciation	22,499	39,365	46,710
Other	24,419	57,254	29,445
Total	$932,268	$986,885	$605,115